Net Assets of Helius Acquired (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Recapitalization Net Assets Of Helius Acquired 1	$ 23,904
Recapitalization Net Assets Of Helius Acquired 2	1,644
Recapitalization Net Assets Of Helius Acquired 3	150,000
Recapitalization Net Assets Of Helius Acquired 4	5,970
Recapitalization Net Assets Of Helius Acquired 5	(18,628)
Recapitalization Net Assets Of Helius Acquired 6	$ 162,890